Employee Share Schemes - Summary of Option Outstanding (Detail) - Dec. 31, 2019 shares in Thousands	shares yr £ / shares	shares yr $ / shares
Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	337	337
Share option schemes - shares Weighted exercise price	£ 12.04
Weighted average market price on exercise during year	£ 16.13
Weighted average remaining contractual life | yr	0.2	0.2
Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 12.04
Share Option Schemes [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 12.04
Share Option Schemes American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	290	290
Share option schemes - shares Weighted exercise price | $ / shares		$ 37.21
Weighted average market price on exercise during year | $ / shares		$ 41.10
Weighted average remaining contractual life | yr	0.2	0.2
Share Option Schemes American Depositary Shares [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end | $ / shares		$ 37.32
Share Option Schemes American Depositary Shares [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end | $ / shares		$ 36.63
Savings-Related Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	6,016	6,016
Share option schemes - shares Weighted exercise price	£ 12.21
Weighted average market price on exercise during year	£ 15.60
Weighted average remaining contractual life | yr	2.1	2.1
Savings-Related Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 14.15
Savings-Related Share Option Schemes [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 10.13